Related Party Transactions: Schedule Of Convertible Notes Payable-Related Parties (Tables)	3 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule Of Convertible Notes Payable-Related Parties

Related party loans consist of the following convertible notes payable at March 31, 2014:

Related Party	Principal	Annual Interest Rate	Accrued Interest	Conversion Price	Term/Due

Huntington Chase Financial Group	$905,272	7%	$$120,104	$0.07	1 yr from demand
William Nesbitt	516,666	5%	26,413	$0.07	Equity funding
John Ogden	150,000	5%	2,795	$0.08	11/15/15
Calli Bucci/MJ Management LLC	96,067	5%	1,343	$0.08	11/15/15
Total	$1,668,005		$150,655